Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 918.60
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137.79
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 918.60
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137.79
Offering: 5
Offering:
Fee Previously Paid	false